SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2013
SHARE OPTION PLAN
SHARE OPTION PLAN

14.                               SHARE OPTION PLAN

The Company’s original employee share option plan (the “Original Plan”) was effective on August 10, 2000 and allowed the Company to offer a variety of incentive awards to employees and non-employee directors of the Group and any consultant who performs services for the Group. Pursuant to the Original Plan, an incentive option could only be granted to employees and a non-qualified option could be granted to employees, non-employee directors and consultants. The number of option shares granted under the Original Plan was not permitted to exceed 15% of the aggregate number of the issued and outstanding shares of the Company, calculated on a fully-diluted basis. Under the terms of the Original Plan, the exercise price for an incentive option shall not be less than 100% of the fair market value of the ordinary share on the date of grant. Option vesting schedule shall be more than three years and no acceleration for option vesting schedule shall be permitted, unless approved by Board of Directors. On December 13, 2004, an Amended and Restated Share Option Plan (the “Amended Plan”) became effective, and replaced the Original Plan. Under the Amended Plan, options to purchase ordinary shares increased to 12,846,621.

In March 2007, the Company adopted the Second Amended and Restated Share Option Plan (the “Second Amended Plan”), which replaced the Amended Plan and provided for the grant of non-vested shares as well as options. Under the Second Amended Plan, the Company was permitted to grant options to purchase up to 12,846,621 ordinary shares to the Group’s employees, directors and consultants. The minimum option vesting period for any option grants under the Second Amended Plan was three years and acceleration of option vesting was not permitted, unless approved by the Board of Directors.

The terms of the Second Amended Plan did not permit incentive share options to be granted to greater than 10% shareholders unless the exercise price equaled at least 110% of the fair market value.

The Company adopted the Equity Incentive Plan (the “Equity Incentive Plan”) in November 2007. The Equity Incentive Plan replaced the Second Amended Plan adopted in March 2007. The Equity Incentive Plan allows the Company to offer a variety of incentive awards to employees and non-employee directors of the Group and any consultant who performs services for the Group. Pursuant to the Equity Incentive Plan, an incentive share option (“ISO”) may only be granted to employees and a non-qualified option may be granted to employees, non-employee directors and consultants. No more than 12,846,621 shares may be issued under the Equity Incentive Plan provided, however, that there shall be an annual increase on January 1 of each year in an amount equal to two percent (2%) of the total number of the Company’s outstanding shares at December 31 of the preceding calendar year. Under the terms of the Equity Incentive Plan, the exercise price for an ISO shall not be less than 100% of the fair market value per share on the grant date. However, in the case of an ISO awarded to a grantee who at the time of grant owned shares representing more than 10% of the combined voting power of all classes of the Company’s share capital (including any equity of any of the Company’s Chinese subsidiaries), the exercise price of option may not be less than 110% of the fair market value of the ordinary shares on the date of grant of such ISO and the option period may not be greater than five years from the date of grant. The minimum option vesting period for any option grant is three years and acceleration of vesting is not permitted, unless approved by the Board of Directors.

The Company’s shareholders approved certain amendments to its Equity Incentive Plan (as amended, the “Amended Equity Incentive Plan”) at the Extraordinary General Meeting held on March 6, 2009. The amendments (i) provide for the administration of the Amended Equity Incentive Plan by the Compensation Committee of the Company’s Board of Directors; (ii) delegate to the Compensation Committee authority to, among other things, amend or modify outstanding awards under the Amended Equity Incentive Plan, including the repricing of “underwater” options; and (iii) eliminate the requirement that subsequent amendments to the Amended Equity Incentive Plan be submitted for shareholder approval.

On August 18, 2010, the Compensation Committee adopted the Second Amended Equity Incentive Plan (as amended, the “Second Amended Equity Incentive Plan”). No more than 16,071,593 Shares may be issued under the Second Amended Equity Incentive Plan, provided however that there shall be an annual increase to be added on January 1st each year in an amount equal to two point five percent (2.5%) of the total number of the Company’s outstanding shares at December 31 of the preceding calendar year.

All options granted will vest over periods ranging from immediately to four years and any unexercised options will expire ten years from the date of grant. As of December 31, 2013, respectively, options to purchase 6,699,624 ordinary shares were outstanding, and options to purchase 2,110,061 ordinary shares remained available for future grants.

In June 2008, the Company transferred 8,344,305 ordinary shares to its depositary bank representing 2,781,435 ADSs, to be issued to employees and non-employees upon the exercise of their vested share options. 116,787, 837,204 and 793,029 ordinary shares out of these 8,344,305 ordinary shares had been issued to employees and non-employees upon the exercise of their share options for the year ended December 31, 2011, 2012 and 2013 respectively. 5,210,658 ordinary shares remain for future issuance, therefore neither are included in the outstanding number of shares as of December 31, 2013 nor included in the computation of basic and diluted EPS.

On February 14, 2012, the Compensation Committee authorized the Company to reprice 1,031,000 “underwater” options at USD5.85 per ADSs on the approval date.  The Compensation Committee authorized this in order to enhance the Group’s ability to retain and motivate its employees, directors and consultants. The number of employees affected was 30. This was accounted for as a modification. The total incremental compensation cost resulting from the modifications is RMB604, which is recognized over the remaining vesting period.

For the share options granted to employees, the Group recorded compensation expense based on the fair value of each option on the date of grant estimated using the Black-Scholes option pricing model. The Group recorded a total compensation expense of RMB3,446, RMB3,804and RMB 611 for the years ended December 31, 2011, 2012 and 2013, respectively.

The following assumptions were used in option pricing model to determine the fair value of options on the date of grant/modification. There were no options granted in 2012 and 2013.

2011

Weighted average volatility rate	47.6%
Weighted average risk-free interest rate	1.18%
Weighted average expected option life (years)	6.0
Weighted average dividend yield	—
Weighted average fair value of underlying ordinary share	$0.84

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company over the past years.

(2)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected term of the options.

(3)                                 Expected term

As the Company did not have sufficient historical share option exercise experience, it estimated the expected term base on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(4)                                 Dividend yield

The Company assumed a zero dividend yield based on its expected dividend policy over the expected term of the options.  The Company anticipates growing its business with internally generated cash and does not expect to pay dividends in the foreseeable future, nor has it paid any dividends to date.

(5)                                 Fair value of underlying ordinary shares

The closing market price of the Company’s ordinary shares as of the grant date was used as the fair value of the underlying ordinary shares on that date.

A summary of the share option activity was as follows.  The fair value of the ordinary shares, and exercise prices set forth in the tables below are denominated in US$.

	Outstanding options
		Weighted	Weighted average
		average	grant-date
	Number of	exercise	fair value of
	options	price per share	ordinary shares
		US$	US$

Outstanding at January 1, 2013	9,128,105	1.48	1.60
Exercised	(1,873,029)	1.10	1.21
Forfeited	(555,400)	2.06	2.17
Expired	(52)	1.31	1.42
Outstanding at December 31, 2013	6,699,624	1.54	1.66
Vested and expected to vest as of December 31, 2013	6,699,624	1.54	1.66
Exercisable as of December 31, 2013	6,589,624	1.49	1.65

The following table summarizes information with respect to share options outstanding at December 31, 2013:

	Options outstanding				Options exercisable
		Weighted		Weighted		Weighted		Weighted
		average	Weighted	average		average	Weighted	average
	Number	remaining	average	intrinsic	Number	remaining	average	intrinsic
	outstanding	contractual life	exercise price	value	exercisable	contractual life	exercise price	value
			US$	US$			US$	US$

Average exercise price:
US$
0.86	961,600	0.93	0.86	1.41	961,600	0.93	0.86	1.41
1.09-1.85	5,155,887	2.57	1.56	0.73	5,045,887	2.46	1.56	0.71
1.86-2.85	582,137	5.87	1.95	0.32	582,137	5.87	1.95	0.32
	6,699,624	2.63	1.54	0.77	6,589,624	2.54	1.49	0.78

Total intrinsic value of options exercised for the years ended December 31, 2011, 2012 and 2013 was RMB840, RMB5,103 and RMB13,141, respectively.

As of December 31, 2013, there was RMB466 unrecognized share-based compensation cost related to share options.  Such cost is expected to be recognized over a weighted-average vesting period of 0.83 years.

Stock Incentive Plan-Restricted Share Units

In September 2010, the Compensation Committee of the Board of Directors of the Company approved a Restricted Share Units (“RSUs”) awards program pursuant to the Equity Incentive Plan. Each RSU represents the contingent right of the participant to receive an ordinary share with zero exercise price. The fair value of each RSU is measured on the grant date based on the market closing price of the Company’s ordinary share on the grant date.  Each of the fair values of the restricted share units set forth in the tables below are denominated in US$.

In May 2012, the Company granted 124,000 RSUs to its employees, which will fully vest at the end of the third year after the issuance.

In November 2012, the Company granted 1,599,000 RSUs to its employees, of which 75% will vest at the end of the third year after the issuance and the remaining 25% of the RSUs will vest at the end of the fourth year after the issuance.

	Outstanding restricted share units
	Number of	Weighted average
	restricted	grant date
	share units	fair value
		US$
Outstanding at January 1, 2013	3,313,000	2.08
Forfeited	(222,000)	2.16
Outstanding at December 31, 2013	3,091,000	2.07
Vested and expected to vest at December 31, 2013	2,376,240	2.02

For RSUs with performance targets, the Group recognizes compensation cost on the RSUs based on the estimated probability of achieving the performance target of each year and on a straight-line basis over the requisite service period. For RSUs without performance targets, the Group recognizes compensation costs on the RSUs based on a straight line basis over the requisite service period.  The Group recorded total compensation cost of RMB3,037, RMB4,454 and RMB 9,276 related to the RSUs for the years ended December 31, 2011, 2012 and 2013, respectively. As of December 31, 2013, the estimated stock-based compensation costs to be recognized are RMB11,219 over the weighted average of 1.98 years.